Schedule of Capital Leased Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Capital Leased Assets [Line Items]
Capital leases	$ 1,277	$ 1,046
Less accumulated amortization	(524)	(318)
Total	$ 753	$ 728